Note 11 - Stock-based Compensation (Tables)	12 Months Ended
Dec. 31, 2016
Notes Tables
Schedule of Share-based Compensation, Stock Options, Activity [Table Text Block]
	Number of options	Weighted average exercise price	Weighted average remaining contractual life (years)	Aggregate intrinsic value

Shares issuable under options - Beginning of period	1,211,250	$18.51
Granted	328,500	36.08
Exercised	(133,600)	14.12
Forfeited	(54,750)	22.58
Shares issuable under options - December 31, 2016	1,351,400	$23.05	2.5	$33,011
Options exercisable - End of period	505,000	$17.49	1.6	$15,143

Stock Options Exercised [Table Text Block]
2016

Number of options exercised	133,600

Aggregate fair value	$5,516
Intrinsic value	3,630
Amount of cash received	1,886

Tax benefit recognized	$1,270

Schedule of Share-based Payment Award, Stock Options, Valuation Assumptions [Table Text Block]
2016

Risk free rate	1.1%
Expected life in years	4.75
Expected volatility	32.2%
Dividend yield	1.0%

Weighted average fair value per option granted	$9.68